REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments

	Year ended December 31, 2015
	Customer Interactions Solutions (1)	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$688,060	$238,807	$-	$926,867

Operating income	$206,994	$73,131	$(114,019)	$166,106

	Year ended December 31, 2014
	Customer Interactions Solutions (1)	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$674,797	$197,198	$-	$871,995

Operating income	$151,051	$46,878	$(91,635)	$106,294

	Year ended December 31, 2013
	Customer Interactions Solutions (1)	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$658,467	$163,048	$-	$821,515

Operating income	$135,465	$29,449	$(89,455)	$75,459

(1)	Includes the results of a certain operation which was formerly part of the Security Solutions segment which was retained following the above mentioned divestiture and integrated within the Customer Interactions Solutions.

Schedule of Long-Lived Assets by Operational Segments
	December 31,
	2015	2014

Customer Interactions Solutions	$23,327	$24,183
Financial Crime and Compliance Solutions	11,013	10,572
Non-allocated	4,873	5,415

	$39,213	$40,170

Schedule of Total Revenues from External Customers by Geographical Areas
	Year ended December 31,
	2015	2014	2013

Americas, principally the US	$630,096	$591,147	$540,449
EMEA *)	192,640	184,092	183,187
Israel	4,231	5,092	5,089
Asia Pacific	99,900	91,664	92,790

	$926,867	$871,995	$821,515

Schedule of Long-Lived Assets by Geographical Areas
	December 31,
	2015	2014

Americas, principally the US	$10,385	$11,072
EMEA *)	4,458	4,101
Israel	20,813	23,137
Asia Pacific	3,557	1,860

	$39,213	$40,170